Subsequent Events (Additional Information (Details) - USD ($) $ in Thousands	Feb. 08, 2023	Jan. 08, 2023	Jan. 17, 2023	Jan. 12, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, shares issued					141,348,856	132,858,484
Common Stock, Value, Issued					$ 14	$ 13
Subsequent Event [Member] | Inducement Plan [Member]
Subsequent Event [Line Items]
Number of shares available for grant			1,400,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, shares issued				250,000
Common Stock, Value, Issued		$ 500,000
Subsequent Event [Member] | B. Riley Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock sold		127,241
Proceeds from sale of common stock		$ 1,000
Subsequent Event [Member] | A&R Yorkville Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock sold	85,000
Proceeds from sale of common stock	$ 600